UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-00572

American Mutual Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2010

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Eric A. S. Richards
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

American Mutual Fund

[photo of trees]

Semi-annual report for the six months ended April 30, 2010

American Mutual Fund® strives for the balanced accomplishment of three objectives — current income, growth of capital and conservation of principal — through investments in companies that participate in the growth of the American economy.

This fund is one of the 30 American Funds. American Funds is one of the nation’s largest mutual fund families. For nearly 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2010 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	33.20%	1.64%	4.35%

The total annual fund operating expense ratio was 0.67% for Class A shares as of the most recent fiscal year-end.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 24 to 29 for details.

The fund’s 30-day yield for Class A shares as of May 31, 2010, calculated in accordance with the Securities and Exchange Commission formula, was 2.52%. The fund’s distribution rate for Class A shares as of that date was 2.80%. Both reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Results for other share classes can be found on page 36.

Equity investments are subject to market fluctuations. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow shareholders:

[photo of trees]

The U.S. economic recovery continued to gain momentum in the six months ended April 30, 2010. Companies reported stronger earnings than predicted because of serious cost cutting implemented during the recession. Manufacturing activity increased based on the restocking of depleted inventories and on improving orders for industrial and information technology firms. Credit markets thawed, and companies were able to refinance their debt. Inflation and interest rates remained low, providing tailwinds for the economy and the markets. Attractive stock valuations continued to draw investor attention.

American Mutual Fund (AMF) participated in the resurging stock market by posting a total return of 14.0% for the past six months ended April 30, 2010. Even though AMF’s gain was solid, it trailed the 15.7% total return of the unmanaged Standard & Poor’s 500 Composite Index, a broad measure of the U.S. stock market.

Over longer periods, however, AMF has continued to outpace the S&P 500. For the five years, AMF had an average annual total return of 3.6%, compared with 2.6% by the S&P 500. Over the 10 years, the fund has provided an average annual total return of 5.1%, compared with –0.2% by the S&P 500. Over the fund’s more than 60-year lifetime, it has had an average annual total return of 11.7%, compared with 11.1% for the S&P 500. We urge shareholders to measure the fund’s progress by focusing on its long-term results, which is how we look at the fund’s results ourselves.

The fund strives to reduce risk by investing primarily in companies that pay dividends. We are pleased that after suffering a rough patch during the market decline, dividends have recently experienced a comeback. For the first four months of 2010, 104 companies in the S&P 500 have either increased or initiated dividends, compared with only two decreases or suspensions. The fund’s fourth-largest holding, IBM, declared an 18% increase in its dividend on April 27.

Portfolio review

As of April 30, AMF had 89.1% of its portfolio in equities, 5.2% in bonds and notes and 5.7% in cash, short-term securities and other net assets. The fund’s five largest industry sectors were industrials (+15.7%), information technology (+14.2%), energy (+9.6%), health care (+8.8%) and consumer discretionary stocks (+8.6%).

Industrial companies made a large contribution to results. They included Boeing (+51.5%); United Technologies (+22.0%); and three railroad companies: CSX (+32.9%); Union Pacific (+37.2%); and Burlington Northern Santa Fe, which was acquired by Warren Buffett’s Berkshire Hathaway. Utilities and telecommunications stocks and the fund’s 5.7% holding in cash and short-term securities detracted from results.

American Mutual Fund strives for the balanced accomplishment of three objectives — current income, growth of capital and conservation of principal. This conservative approach has served shareholders well over the long term, providing above-average returns with less volatility than the S&P 500, the Lipper Multi-Cap Value Funds Index and the Lipper Growth and Income Funds Index, the fund’s three benchmarks. However, the fund’s returns can lag those of the smaller stocks during market surges such as those of the past six months.

In rapidly recovering stock markets, small and/or more distressed companies, which fell the most during the decline, typically rise faster than the larger blue chip companies that pay dividends. It has often been the case, however, that after a year to 18 months, investors turn to the larger income-oriented companies in the next phase of the market recovery. Should this happen, AMF could benefit.

The road ahead

While we expect the U.S. economy to continue to grow, there may be difficulties ahead. Companies haven’t returned to an enthusiastic hiring stance. Unemployment remains high. Commercial real estate hasn’t yet recovered. State and federal governments are grappling with fiscal crises by laying off employees and cutting wages and benefits. The debt crisis in Greece could spread to other European nations, and that could adversely affect U.S. exports to Europe. Despite all these possible headwinds, the U.S. economy should continue to expand for the next several years, accompanied by rising corporate profits and dividends. Hopefully, the stock market will also respond favorably to this improving environment.

We welcome our new shareholders and thank our long-term investors for their confidence in American Mutual Fund.

Cordially,

/s/ James K. Dunton

James K. Dunton
Vice Chairman

/s/ Joyce E. Gordon

Joyce E. Gordon
President

June 7, 2010

For current information about the fund, visit americanfunds.com.

Summary investment portfolio, April 30, 2010
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

[begin pie chart]
Industry sector diversification	Percent of net assets
Industrials	15.71%
Information technology	14.21
Energy	9.59
Health care	8.77
Consumer discretionary	8.62
Other industries	29.94
Convertible securities & preferred stocks	2.27
Bonds & notes	5.21
Short-term securities & other assets less liabilities	5.68
[end pie chart]

			Percent
		Value	of net
Common stocks - 86.84%	Shares	(000)	assets

Energy - 9.59%
Baker Hughes Inc.	2,997,619	$149,161	.90%
Chevron Corp.	2,238,911	182,337	1.10
ConocoPhillips	4,777,900	282,804	1.71
Devon Energy Corp.	1,925,000	129,610	.79
Marathon Oil Corp.	5,353,600	172,118	1.04
Royal Dutch Shell PLC, Class A (ADR)	5,076,000	318,519	1.93
Other securities		350,252	2.12
		1,584,801	9.59

Materials - 3.35%
Air Products and Chemicals, Inc.	2,467,300	189,439	1.15
MeadWestvaco Corp.	5,409,864	146,986	.89
Other securities		217,066	1.31
		553,491	3.35

Industrials - 15.71%
3M Co.	2,013,700	178,555	1.08
Boeing Co.	2,585,000	187,232	1.13
CSX Corp.	3,904,500	218,847	1.32
General Electric Co.	8,417,500	158,754	.96
Lockheed Martin Corp.	1,905,000	161,715	.98
R.R. Donnelley & Sons Co.	6,212,657	133,510	.81
Union Pacific Corp.	2,873,400	217,401	1.32
United Parcel Service, Inc., Class B	2,450,000	169,393	1.03
United Technologies Corp.	4,130,000	309,544	1.87
Waste Management, Inc.	4,345,000	150,685	.91
Other securities		710,919	4.30
		2,596,555	15.71

Consumer discretionary - 8.62%
Darden Restaurants, Inc.	3,800,000	170,050	1.03
Home Depot, Inc.	6,090,000	214,673	1.30
Staples, Inc.	2,550,000	60,002	.37
Time Warner Inc.	4,002,666	132,408	.80
Other securities		846,529	5.12
		1,423,662	8.62

Consumer staples - 6.40%
Kimberly-Clark Corp.	2,140,000	131,096	.79
Kraft Foods Inc., Class A	9,235,000	273,356	1.65
PepsiCo, Inc.	2,585,000	168,594	1.02
Other securities		484,585	2.94
		1,057,631	6.40

Health care - 8.77%
Abbott Laboratories	4,179,600	213,828	1.30
Bristol-Myers Squibb Co.	4,662,500	117,915	.71
Eli Lilly and Co.	3,355,000	117,324	.71
Merck & Co., Inc.	14,403,160	504,687	3.05
Pfizer Inc	9,895,000	165,444	1.00
Other securities		330,341	2.00
		1,449,539	8.77

Financials - 3.37%
Bank of New York Mellon Corp.	3,456,000	107,585	.65
JPMorgan Chase & Co.	3,913,000	166,616	1.01
Other securities		282,333	1.71
		556,534	3.37

Information technology - 14.21%
Hewlett-Packard Co.	4,320,000	224,510	1.36
Intel Corp.	9,423,000	215,127	1.30
International Business Machines Corp.	2,810,000	362,490	2.19
Linear Technology Corp.	3,845,000	115,581	.70
Microsoft Corp.	16,849,198	514,574	3.11
Oracle Corp.	6,815,000	176,100	1.07
Other securities		740,154	4.48
		2,348,536	14.21

Telecommunication services - 5.75%
AT&T Inc.	22,452,297	585,107	3.54
CenturyTel, Inc.	8,347,822	284,744	1.72
Other securities		80,892	.49
		950,743	5.75

Utilities - 7.24%
Dominion Resources, Inc.	2,900,000	121,220	.73
Exelon Corp.	3,893,720	169,727	1.03
Questar Corp.	3,000,000	143,850	.87
Other securities		762,336	4.61
		1,197,133	7.24

Miscellaneous - 3.83%
Other common stocks in initial period of acquisition		632,708	3.83

Total common stocks (cost: $12,278,273,000)		14,351,333	86.84

			Percent
		Value	of net
Preferred stocks - 2.00%	Shares	(000)	assets

Financials - 2.00%
JPMorgan Chase & Co., Series I, 7.90% (1)	107,631,000	113,416	.69
Wachovia Capital Trust III 5.80% (1)	27,846,000	24,365
Wells Fargo & Co., Series K, 7.98% (1)	135,051,000	143,154	1.01
Other securities		49,163	.30

Total preferred stocks (cost: $285,735,000)		330,098	2.00

			Percent
		Value	of net
Convertible securities - 0.27%	Shares	(000)	assets

Other - 0.27%
Other securities		44,225	.27

Total convertible securities (cost: $29,090,000)		44,225	.27

	Principal		Percent
	amount	Value	of net
Bonds & notes - 5.21%	(000)	(000)	assets

Energy - 0.12%
Shell International Finance BV 4.00% 2014	$5,000	5,303	.03
Other securities		15,261	.09
		20,564	.12

Industrials - 0.23%
Union Pacific Corp. 5.125% 2014	3,830	4,147	.03
Other securities		34,111	.20
		38,258	.23

Consumer discretionary - 1.19%
Staples, Inc.:
9.75% 2014	101,450	124,366
7.75% 2011	9,380	9,909	.81
Other securities		62,643	.38
		196,918	1.19

Consumer staples - 0.27%
Kraft Foods Inc. 2.625% 2013	2,555	2,614	.02
Other securities		41,906	.25
		44,520	.27

Health care - 0.10%
Pfizer Inc. 4.45% 2012	5,000	5,297	.03
Other securities		10,700	.07
		15,997	.10

Financials - 1.31%
JPMorgan Chase & Co. 4.75% 2013	5,000	5,343	.03
Other securities		210,701	1.28
		216,044	1.31

Telecommunication services - 0.21%
AT&T Inc. 4.85% 2014	5,000	5,427	.03
Other securities		29,894	.18
		35,321	.21

Mortgage-backed obligations (2) - 0.93%
Fannie Mae 4.00%-5.00% 2023-2039	144,472	148,977	.90
Other securities		4,047	.03
		153,024	.93

Bonds & notes of U.S. government & government agencies - 0.59%
Fannie Mae 2.50% 2014	25,775	26,062	.16
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.625% 2012	10,000	10,286	.06
Other securities		61,748	.37
		98,096	.59

Other - 0.26%
Other securities		42,685	.26

Total bonds & notes (cost: $777,779,000)		861,427	5.21

	Principal		Percent
	amount	Value	of net
Short-term securities - 5.55%	(000)	(000)	assets

Abbott Laboratories 0.18% due 5/10/2010 (3)	38,300	38,298	.23
Fannie Mae 0.15%-0.25% due 5/10-9/20/2010	114,700	114,655	.70
Federal Home Loan Bank 0.13%-0.19% due 5/3-7/28/2010	240,200	240,135	1.45
Freddie Mac 0.183%-0.33% due 5/4-9/15/2010	123,820	123,773	.75
General Electric Capital Corp. 0.22%-0.25% due 6/16-7/1/2010	93,300	93,268	.57
Hewlett-Packard Co. 0.20% due 5/10/2010 (3)	50,000	49,997	.30
JPMorgan Chase & Co. 0.21% due 5/13/2010	40,000	39,997	.24
U.S. Treasury Bills 0.14%-0.338% due 5/6-8/26/2010	111,100	111,061	.67
Other securities		106,172	.64

Total short-term securities (cost: 917,305,000)		917,356	5.55

Total investment securities (cost: $14,288,182,000)		16,504,439	99.87
Other assets less liabilities		22,178	.13

Net assets		$16,526,617	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1) Coupon rate may change periodically.
(2) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(3) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $225,205,000, which represented 1.36% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at April 30, 2010	(dollars in thousands)

Assets:
Investment securities, at value (cost: $14,288,182)		$16,504,439
Cash		13,040
Receivables for:
Sales of investments	$31,110
Sales of fund's shares	37,449
Dividends and interest	39,366	107,925
		16,625,404
Liabilities:
Payables for:
Purchases of investments	50,881
Repurchases of fund's shares	35,087
Investment advisory services	3,548
Services provided by affiliates	7,572
Directors' deferred compensation	1,655
Other	44	98,787
Net assets at April 30, 2010		$16,526,617

Net assets consist of:
Capital paid in on shares of capital stock		$15,597,776
Distributions in excess of net investment income		(13,929)
Accumulated net realized loss		(1,273,487)
Net unrealized appreciation		2,216,257
Net assets at April 30, 2010		$16,526,617

	(dollars and shares in thousands, except per-share amounts)
Total authorized capital stock - 1,000,000 shares, $.001 par value (683,377 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*
Class A	$13,115,881	541,826	$24.21
Class B	420,480	17,507	24.02
Class C	687,390	28,686	23.96
Class F-1	498,819	20,667	24.14
Class F-2	173,334	7,161	24.21
Class 529-A	278,492	11,522	24.17
Class 529-B	36,465	1,514	24.08
Class 529-C	78,538	3,262	24.07
Class 529-E	14,940	620	24.10
Class 529-F-1	11,716	484	24.20
Class R-1	25,449	1,059	24.04
Class R-2	150,001	6,247	24.01
Class R-3	235,741	9,791	24.08
Class R-4	148,836	6,162	24.15
Class R-5	139,893	5,779	24.21
Class R-6	510,642	21,090	24.21

*Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Classes A and 529-A, for which the maximum offering prices per share were $25.69 and $25.64, respectively.

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended April 30, 2010		(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $1,416)	$220,607
Interest	39,105	$259,712

Fees and expenses*:
Investment advisory services	20,584
Distribution services	22,394
Transfer agent services	7,282
Administrative services	2,163
Reports to shareholders	584
Registration statement and prospectus	942
Directors' compensation	353
Auditing and legal	52
Custodian	52
State and local taxes	130
Other	461	54,997
Net investment income		204,715

Net realized gain and unrealized
appreciation on investments and currency:
Net realized gain on:
Investments	42,322
Currency transactions	47	42,369
Net unrealized appreciation on investments		1,786,393
Net realized gain and
unrealized appreciation
on investments and currency		1,828,762
Net increase in net assets resulting
from operations		$2,033,477

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets		(dollars in thousands)
	Six months ended April 30, 2010*	Year ended October 31, 2009
Operations:
Net investment income	$204,715	$393,742
Net realized gain (loss) on investments and currency transactions	42,369	(1,311,942)
Net unrealized appreciation on investments	1,786,393	2,323,264
Net increase in net assets resulting from operations	2,033,477	1,405,064

Dividends and distributions paid to shareholders:
Dividends from net investment income	(245,467)	(483,060)
Distributions from net realized gain on investments	-	(37,493)
Total dividends and distributions paid to shareholders	(245,467)	(520,553)

Net capital share transactions	88,730	(16,251)

Total increase in net assets	1,876,740	868,260

Net assets:
Beginning of period	14,649,877	13,781,617
End of period (including distributions in excess of and undistributed
net investment income: $(13,929) and $26,823, respectively)	$16,526,617	$14,649,877

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
     unaudited

1. Organization

American Mutual Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund strives for the balanced accomplishment of three objectives – current income, growth of capital and conservation of principal – through investments in companies that participate in the growth of the American economy.

On November 24, 2009, shareholders approved a proposal to reorganize the fund from a Maryland corporation to a Delaware statutory trust. The reorganization may be completed in 2010 or early 2011; however, the fund reserves the right to delay the implementation. Shareholders also approved amendments to the fund’s Investment Advisory and Service Agreement and amendments to and elimination of certain fundamental investment policies of the fund.

The fund has 16 share classes consisting of five retail share classes, five 529 college savings plan share classes and six retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The six retirement plan share classes (R-1, R-2, R-3, R-4, R-5 and R-6) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of directors. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications - The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of April 30, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Common stocks:
Energy	$1,584,801	$-	$-	$1,584,801
Materials	553,491	-	-	553,491
Industrials	2,596,555	-	-	2,596,555
Consumer discretionary	1,423,662	-	-	1,423,662
Consumer staples	1,057,631	-	-	1,057,631
Health care	1,449,539	-	-	1,449,539
Financials	556,534	-	-	556,534
Information technology	2,348,536	-	-	2,348,536
Telecommunication services	950,743	-	-	950,743
Utilities	1,197,133	-	-	1,197,133
Miscellaneous	632,708	-	-	632,708
Preferred stocks	-	330,098	-	330,098
Convertible securities	-	44,225	-	44,225
Bonds & notes:
Corporate bonds & notes		567,622		567,622
Mortgage-backed obligations	-	153,024	-	153,024
Bonds & notes of U.S. government & government agencies	-	98,096	-	98,096
Other	-	42,685	-	42,685
Short-term securities	-	917,356	-	917,356
Total	$14,351,333	$2,153,106	$-	$16,504,439

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall.

In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. This is known as prepayment risk.

Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. In addition, longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

5. Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2010, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2005 and by state tax authorities for tax years before 2004.

Non-U.S. taxation – Dividend income is recorded net of non-U.S. taxes paid.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2009, the components of distributable earnings on a tax basis were as follows:

(dollars in thousands)
Undistributed ordinary income	$28,346
Capital loss carryforward expiring 2017*	(1,310,988)
*The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of April 30, 2010, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$2,721,259
Gross unrealized depreciation on investment securities	(540,700)
Net unrealized appreciation on investment securities	2,180,559
Cost of investment securities	14,323,880

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended April 30, 2010			Year ended October 31, 2009
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class A	$ 201,095	$ -	$ 201,095	$ 405,415	$ 31,214	$ 436,629
Class B	5,250	-	5,250	12,408	1,229	13,637
Class C	7,837	-	7,837	16,302	1,585	17,887
Class F-1	7,092	-	7,092	12,755	954	13,709
Class F-2	2,542	-	2,542	2,130	31	2,161
Class 529-A	3,951	-	3,951	7,009	521	7,530
Class 529-B	422	-	422	889	87	976
Class 529-C	842	-	842	1,575	148	1,723
Class 529-E	192	-	192	354	28	382
Class 529-F-1	173	-	173	268	18	286
Class R-1	257	-	257	384	34	418
Class R-2	1,662	-	1,662	3,153	306	3,459
Class R-3	2,956	-	2,956	5,058	402	5,460
Class R-4	1,727	-	1,727	2,127	148	2,275
Class R-5	1,978	-	1,978	8,585	788	9,373
Class R-6*	7,491	-	7,491	4,648	-	4,648
Total	$ 245,467	$ -	$ 245,467	$ 483,060	$ 37,493	$ 520,553

*Class R-6 was offered beginning May 1, 2009.

6. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.384% on the first $1 billion of daily net assets and decreasing to 0.225% on such assets in excess of $21 billion. Effective January 1, 2010, the fee basis changed from month-end net assets to daily net assets in accordance with an amended agreement approved by shareholders on November 24, 2009. For the six months ended April 30, 2010, the investment advisory services fee was $20,584,000, which was equivalent to an annualized rate of 0.264% of average net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted on the following page. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of April 30, 2010, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC as described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Classes A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described on the previous page for the six months ended April 30, 2010, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$14,317	$7,032	Not applicable	Not applicable	Not applicable
Class B	2,142	250	Not applicable	Not applicable	Not applicable
Class C	3,254	Included in administrative services	$489	$69	Not applicable
Class F-1	557		277	18	Not applicable
Class F-2	Not applicable		88	4	Not applicable
Class 529-A	268		119	19	$127
Class 529-B	180		17	6	18
Class 529-C	356		34	10	36
Class 529-E	34		7	1	7
Class 529-F-1	-		5	1	5
Class R-1	105		13	4	Not applicable
Class R-2	526		105	216	Not applicable
Class R-3	523		155	65	Not applicable
Class R-4	132		76	4	Not applicable
Class R-5	Not applicable		57	2	Not applicable
Class R-6	Not applicable		109	-*	Not applicable
Total	$22,394	$7,282	$1,551	$419	$193
*Amount less than one thousand.

Directors’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $353,000, shown on the accompanying financial statements, includes $225,000 in current fees (either paid in cash or deferred) and a net increase of $128,000 in the value of the deferred amounts.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

7. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net (decrease) increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2010
Class A	$712,907	30,546	$186,658	7,977	$(1,084,538)	(46,596)	$(184,973)	(8,073)
Class B	8,413	363	5,108	220	(68,228)	(2,952)	(54,707)	(2,369)
Class C	60,563	2,619	7,220	312	(64,525)	(2,803)	3,258	128
Class F-1	90,573	3,890	6,348	272	(51,545)	(2,223)	45,376	1,939
Class F-2	43,427	1,860	1,856	79	(18,369)	(789)	26,914	1,150
Class 529-A	33,014	1,417	3,949	169	(15,235)	(655)	21,728	931
Class 529-B	747	32	421	18	(3,182)	(137)	(2,014)	(87)
Class 529-C	10,105	435	841	36	(5,677)	(246)	5,269	225
Class 529-E	1,596	69	192	8	(821)	(36)	967	41
Class 529-F-1	2,398	103	173	8	(1,090)	(48)	1,481	63
Class R-1	8,150	353	256	11	(2,192)	(94)	6,214	270
Class R-2	22,492	972	1,655	71	(22,393)	(974)	1,754	69
Class R-3	65,060	2,815	2,921	125	(35,972)	(1,564)	32,009	1,376
Class R-4	77,953	3,336	1,725	74	(17,490)	(752)	62,188	2,658
Class R-5	33,910	1,427	1,959	84	(17,311)	(744)	18,558	767
Class R-6	107,143	4,602	7,491	320	(9,926)	(423)	104,708	4,499
Total net increase
(decrease)	$1,278,451	54,839	$228,773	9,784	$(1,418,494)	(61,036)	$88,730	3,587

Year ended October 31, 2009
Class A	$1,860,461	97,853	$407,646	21,693	$(2,607,917)	(138,962)	$(339,810)	(19,416)
Class B	39,546	2,129	13,209	711	(105,762)	(5,637)	(53,007)	(2,797)
Class C	129,260	6,812	17,037	917	(148,530)	(8,046)	(2,233)	(317)
Class F-1	158,801	8,295	11,954	636	(139,120)	(7,409)	31,635	1,522
Class F-2	122,928	6,248	1,676	84	(13,189)	(676)	111,415	5,656
Class 529-A	42,720	2,211	7,528	400	(26,889)	(1,417)	23,359	1,194
Class 529-B	3,048	165	975	52	(3,592)	(190)	431	27
Class 529-C	15,115	792	1,722	92	(9,981)	(529)	6,856	355
Class 529-E	2,458	128	382	20	(1,505)	(79)	1,335	69
Class 529-F-1	3,644	187	284	15	(1,388)	(74)	2,540	128
Class R-1	7,120	364	413	22	(4,200)	(222)	3,333	164
Class R-2	43,114	2,273	3,447	185	(33,534)	(1,775)	13,027	683
Class R-3	58,265	3,002	5,443	290	(43,651)	(2,293)	20,057	999
Class R-4	33,113	1,697	2,272	120	(19,358)	(1,020)	16,027	797
Class R-5	127,217	6,857	9,154	503	(306,801)	(16,178)	(170,430)	(8,818)
Class R-6†	316,908	16,479	4,648	223	(2,342)	(111)	319,214	16,591
Total net increase
(decrease)	$2,963,718	155,492	$487,790	25,963	$(3,467,759)	(184,618)	$(16,251)	(3,163)

*Includes exchanges between share classes of the fund.
†Class R-6 was offered beginning May 1, 2009.

8. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $1,844,404,000 and $1,734,765,000, respectively, during the six months ended April 30, 2010.

Financial highlights(1)

			Income (loss) from investment operations(2)			Dividends and distributions
		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return(3)(4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers(4)		Ratio of net income to average net assets(4)

Class A:	Six months ended 4/30/2010(5)	$21.57	$.31	$2.70	$3.01	$(.37)	$-	$(.37)	$24.21	14.02%	$13,116	.64	%(6)	.64	%(6)	2.68	%(6)
	Year ended 10/31/2009	20.20	.59	1.56	2.15	(.72)	(.06)	(.78)	21.57	11.27	11,862	.67		.66		3.05
	Year ended 10/31/2008	31.29	.60	(9.76)	(9.16)	(.64)	(1.29)	(1.93)	20.20	(30.85)	11,499	.60		.57		2.28
	Year ended 10/31/2007	29.14	.64	2.83	3.47	(.61)	(.71)	(1.32)	31.29	12.19	17,809	.58		.56		2.09
	Year ended 10/31/2006	26.52	.63	3.55	4.18	(.55)	(1.01)	(1.56)	29.14	16.40	16,044	.58		.55		2.31
	Year ended 10/31/2005	25.10	.54	1.41	1.95	(.48)	(.05)	(.53)	26.52	7.80	13,850	.58		.56		2.06

Class B:	Six months ended 4/30/2010(5)	21.41	.22	2.67	2.89	(.28)	-	(.28)	24.02	13.55	420	1.41	(6)	1.41	(6)	1.93	(6)
	Year ended 10/31/2009	20.05	.44	1.56	2.00	(.58)	(.06)	(.64)	21.41	10.45	426	1.45		1.44		2.29
	Year ended 10/31/2008	31.06	.40	(9.69)	(9.29)	(.43)	(1.29)	(1.72)	20.05	(31.37)	455	1.37		1.34		1.52
	Year ended 10/31/2007	28.95	.40	2.80	3.20	(.38)	(.71)	(1.09)	31.06	11.28	756	1.36		1.33		1.32
	Year ended 10/31/2006	26.36	.41	3.53	3.94	(.34)	(1.01)	(1.35)	28.95	15.48	689	1.37		1.34		1.52
	Year ended 10/31/2005	24.94	.33	1.41	1.74	(.27)	(.05)	(.32)	26.36	7.00	595	1.38		1.36		1.26

Class C:	Six months ended 4/30/2010(5)	21.36	.21	2.67	2.88	(.28)	-	(.28)	23.96	13.51	687	1.47	(6)	1.47	(6)	1.85	(6)
	Year ended 10/31/2009	20.01	.43	1.55	1.98	(.57)	(.06)	(.63)	21.36	10.39	610	1.48		1.47		2.24
	Year ended 10/31/2008	31.00	.38	(9.66)	(9.28)	(.42)	(1.29)	(1.71)	20.01	(31.40)	578	1.42		1.39		1.47
	Year ended 10/31/2007	28.89	.38	2.80	3.18	(.36)	(.71)	(1.07)	31.00	11.26	922	1.41		1.38		1.27
	Year ended 10/31/2006	26.31	.39	3.52	3.91	(.32)	(1.01)	(1.33)	28.89	15.41	796	1.42		1.40		1.46
	Year ended 10/31/2005	24.90	.31	1.41	1.72	(.26)	(.05)	(.31)	26.31	6.91	666	1.44		1.42		1.19

Class F-1:	Six months ended 4/30/2010(5)	21.51	.30	2.70	3.00	(.37)	-	(.37)	24.14	14.00	499	.67	(6)	.67	(6)	2.63	(6)
	Year ended 10/31/2009	20.14	.59	1.56	2.15	(.72)	(.06)	(.78)	21.51	11.31	403	.67		.67		3.03
	Year ended 10/31/2008	31.21	.59	(9.74)	(9.15)	(.63)	(1.29)	(1.92)	20.14	(30.89)	347	.64		.61		2.25
	Year ended 10/31/2007	29.07	.62	2.83	3.45	(.60)	(.71)	(1.31)	31.21	12.14	573	.63		.60		2.05
	Year ended 10/31/2006	26.46	.62	3.54	4.16	(.54)	(1.01)	(1.55)	29.07	16.36	495	.62		.60		2.26
	Year ended 10/31/2005	25.04	.52	1.41	1.93	(.46)	(.05)	(.51)	26.46	7.71	434	.67		.65		1.97

Class F-2:	Six months ended 4/30/2010(5)	21.57	.33	2.71	3.04	(.40)	-	(.40)	24.21	14.15	173	.41	(6)	.41	(6)	2.88	(6)
	Year ended 10/31/2009	20.20	.58	1.63	2.21	(.78)	(.06)	(.84)	21.57	11.58	130	.43		.43		2.86
	Period from 8/5/2008 to 10/31/2008	25.64	.12	(5.39)	(5.27)	(.17)	-	(.17)	20.20	(20.69)	7	.09		.08		.54

Class 529-A:	Six months ended 4/30/2010(5)	21.54	.30	2.69	2.99	(.36)	-	(.36)	24.17	13.95	279	.72	(6)	.72	(6)	2.59	(6)
	Year ended 10/31/2009	20.17	.57	1.57	2.14	(.71)	(.06)	(.77)	21.54	11.22	228	.74		.74		2.95
	Year ended 10/31/2008	31.25	.57	(9.74)	(9.17)	(.62)	(1.29)	(1.91)	20.17	(30.93)	189	.69		.66		2.19
	Year ended 10/31/2007	29.11	.60	2.83	3.43	(.58)	(.71)	(1.29)	31.25	12.07	259	.68		.65		1.99
	Year ended 10/31/2006	26.50	.60	3.55	4.15	(.53)	(1.01)	(1.54)	29.11	16.29	206	.66		.64		2.21
	Year ended 10/31/2005	25.07	.51	1.42	1.93	(.45)	(.05)	(.50)	26.50	7.71	151	.70		.68		1.93

Class 529-B:	Six months ended 4/30/2010(5)	21.46	.21	2.68	2.89	(.27)	-	(.27)	24.08	13.51	36	1.52	(6)	1.52	(6)	1.81	(6)
	Year ended 10/31/2009	20.10	.42	1.56	1.98	(.56)	(.06)	(.62)	21.46	10.31	34	1.55		1.55		2.16
	Year ended 10/31/2008	31.14	.36	(9.71)	(9.35)	(.40)	(1.29)	(1.69)	20.10	(31.47)	32	1.49		1.46		1.39
	Year ended 10/31/2007	29.01	.36	2.82	3.18	(.34)	(.71)	(1.05)	31.14	11.19	46	1.48		1.46		1.19
	Year ended 10/31/2006	26.42	.37	3.53	3.90	(.30)	(1.01)	(1.31)	29.01	15.29	40	1.50		1.47		1.38
	Year ended 10/31/2005	25.00	.29	1.41	1.70	(.23)	(.05)	(.28)	26.42	6.79	32	1.55		1.53		1.09

Class 529-C:	Six months ended 4/30/2010(5)	21.46	.21	2.67	2.88	(.27)	-	(.27)	24.07	13.47	79	1.51	(6)	1.51	(6)	1.80	(6)
	Year ended 10/31/2009	20.10	.42	1.56	1.98	(.56)	(.06)	(.62)	21.46	10.33	65	1.54		1.54		2.15
	Year ended 10/31/2008	31.13	.36	(9.70)	(9.34)	(.40)	(1.29)	(1.69)	20.10	(31.45)	54	1.48		1.46		1.40
	Year ended 10/31/2007	29.01	.36	2.81	3.17	(.34)	(.71)	(1.05)	31.13	11.17	77	1.48		1.45		1.19
	Year ended 10/31/2006	26.42	.38	3.53	3.91	(.31)	(1.01)	(1.32)	29.01	15.31	62	1.49		1.46		1.39
	Year ended 10/31/2005	25.00	.29	1.41	1.70	(.23)	(.05)	(.28)	26.42	6.82	48	1.54		1.52		1.10

Class 529-E:	Six months ended 4/30/2010(5)	$21.48	$.26	$2.69	$2.95	$(.33)	$-	$(.33)	$24.10	13.78%	$15	1.00	(6)	1.00	(6)	2.30	(6)
	Year ended 10/31/2009	20.12	.51	1.57	2.08	(.66)	(.06)	(.72)	21.48	10.88	12	1.04		1.03		2.66
	Year ended 10/31/2008	31.17	.50	(9.72)	(9.22)	(.54)	(1.29)	(1.83)	20.12	(31.11)	10	.97		.95		1.91
	Year ended 10/31/2007	29.04	.51	2.82	3.33	(.49)	(.71)	(1.20)	31.17	11.74	14	.97		.95		1.70
	Year ended 10/31/2006	26.44	.52	3.54	4.06	(.45)	(1.01)	(1.46)	29.04	15.92	11	.97		.95		1.90
	Year ended 10/31/2005	25.02	.42	1.41	1.83	(.36)	(.05)	(.41)	26.44	7.35	8	1.02		1.00		1.61

Class 529-F-1:	Six months ended 4/30/2010(5)	21.56	.32	2.70	3.02	(.38)	-	(.38)	24.20	14.10	12	.50	%(6)	.50	%(6)	2.78	%(6)
	Year ended 10/31/2009	20.19	.61	1.57	2.18	(.75)	(.06)	(.81)	21.56	11.44	9	.54		.53		3.14
	Year ended 10/31/2008	31.28	.63	(9.76)	(9.13)	(.67)	(1.29)	(1.96)	20.19	(30.78)	6	.47		.45		2.41
	Year ended 10/31/2007	29.13	.66	2.84	3.50	(.64)	(.71)	(1.35)	31.28	12.32	8	.47		.45		2.19
	Year ended 10/31/2006	26.52	.65	3.55	4.20	(.58)	(1.01)	(1.59)	29.13	16.49	5	.47		.44		2.37
	Year ended 10/31/2005	25.08	.52	1.42	1.94	(.45)	(.05)	(.50)	26.52	7.77	3	.64		.62		1.99

Class R-1:	Six months ended 4/30/2010(5)	21.43	.21	2.68	2.89	(.28)	-	(.28)	24.04	13.54	25	1.46	(6)	1.46	(6)	1.83	(6)
	Year ended 10/31/2009	20.07	.43	1.57	2.00	(.58)	(.06)	(.64)	21.43	10.43	17	1.48		1.47		2.22
	Year ended 10/31/2008	31.10	.38	(9.70)	(9.32)	(.42)	(1.29)	(1.71)	20.07	(31.41)	13	1.41		1.38		1.47
	Year ended 10/31/2007	28.97	.37	2.80	3.17	(.33)	(.71)	(1.04)	31.10	11.18	14	1.45		1.43		1.22
	Year ended 10/31/2006	26.38	.38	3.54	3.92	(.32)	(1.01)	(1.33)	28.97	15.38	15	1.46		1.43		1.42
	Year ended 10/31/2005	24.97	.31	1.40	1.71	(.25)	(.05)	(.30)	26.38	6.86	12	1.48		1.45		1.17

Class R-2:	Six months ended 4/30/2010(5)	21.40	.21	2.67	2.88	(.27)	-	(.27)	24.01	13.51	150	1.49	(6)	1.49	(6)	1.82	(6)
	Year ended 10/31/2009	20.05	.40	1.56	1.96	(.55)	(.06)	(.61)	21.40	10.22	132	1.62		1.62		2.08
	Year ended 10/31/2008	31.06	.36	(9.69)	(9.33)	(.39)	(1.29)	(1.68)	20.05	(31.47)	110	1.51		1.48		1.37
	Year ended 10/31/2007	28.94	.38	2.81	3.19	(.36)	(.71)	(1.07)	31.06	11.24	161	1.49		1.41		1.24
	Year ended 10/31/2006	26.36	.39	3.52	3.91	(.32)	(1.01)	(1.33)	28.94	15.36	133	1.61		1.41		1.43
	Year ended 10/31/2005	24.95	.31	1.41	1.72	(.26)	(.05)	(.31)	26.36	6.90	99	1.65		1.42		1.19

Class R-3:	Six months ended 4/30/2010(5)	21.46	.26	2.69	2.95	(.33)	-	(.33)	24.08	13.80	236	1.00	(6)	1.00	(6)	2.30	(6)
	Year ended 10/31/2009	20.10	.51	1.57	2.08	(.66)	(.06)	(.72)	21.46	10.89	181	1.03		1.03		2.66
	Year ended 10/31/2008	31.14	.50	(9.71)	(9.21)	(.54)	(1.29)	(1.83)	20.10	(31.10)	149	.96		.94		1.92
	Year ended 10/31/2007	29.01	.52	2.81	3.33	(.49)	(.71)	(1.20)	31.14	11.76	228	.97		.95		1.71
	Year ended 10/31/2006	26.41	.52	3.54	4.06	(.45)	(1.01)	(1.46)	29.01	15.94	222	.96		.93		1.92
	Year ended 10/31/2005	25.00	.44	1.40	1.84	(.38)	(.05)	(.43)	26.41	7.37	181	.98		.96		1.65

Class R-4:	Six months ended 4/30/2010(5)	21.53	.29	2.70	2.99	(.37)	-	(.37)	24.15	13.94	149	.69	(6)	.69	(6)	2.56	(6)
	Year ended 10/31/2009	20.16	.57	1.58	2.15	(.72)	(.06)	(.78)	21.53	11.26	75	.71		.71		2.96
	Year ended 10/31/2008	31.23	.58	(9.74)	(9.16)	(.62)	(1.29)	(1.91)	20.16	(30.90)	54	.66		.64		2.21
	Year ended 10/31/2007	29.09	.61	2.82	3.43	(.58)	(.71)	(1.29)	31.23	12.08	70	.67		.65		2.00
	Year ended 10/31/2006	26.48	.60	3.54	4.14	(.52)	(1.01)	(1.53)	29.09	16.26	55	.68		.66		2.20
	Year ended 10/31/2005	25.06	.51	1.41	1.92	(.45)	(.05)	(.50)	26.48	7.69	43	.69		.67		1.94

Class R-5:	Six months ended 4/30/2010(5)	21.57	.34	2.70	3.04	(.40)	-	(.40)	24.21	14.15	140	.39	(6)	.39	(6)	2.91	(6)
	Year ended 10/31/2009	20.20	.65	1.55	2.20	(.77)	(.06)	(.83)	21.57	11.55	108	.40		.39		3.47
	Year ended 10/31/2008	31.29	.65	(9.75)	(9.10)	(.70)	(1.29)	(1.99)	20.20	(30.69)	279	.36		.34		2.52
	Year ended 10/31/2007	29.14	.71	2.82	3.53	(.67)	(.71)	(1.38)	31.29	12.42	283	.37		.35		2.32
	Year ended 10/31/2006	26.53	.68	3.54	4.22	(.60)	(1.01)	(1.61)	29.14	16.58	267	.38		.35		2.49
	Year ended 10/31/2005	25.10	.58	1.43	2.01	(.53)	(.05)	(.58)	26.53	8.05	198	.39		.36		2.22

Class R-6:	Six months ended 4/30/2010(5)	21.58	.34	2.69	3.03	(.40)	-	(.40)	24.21	14.13	511	.34	(6)	.34	(6)	2.95	(6)
	Six months ended 10/31/2009	18.74	.31	2.86	3.17	(.33)	-	(.33)	21.58	16.99	358	.36	(6)	.36	(6)	3.03	(6)

	Six months ended April 30,	Year ended October 31
	2010(5)	2009	2008	2007	2006	2005

Portfolio turnover rate for all classes of shares	12%	27%	23%	19%	19%	22%

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5)Unaudited.
(6)Annualized.

See Notes to Financial Statements

Expense example
                                                                                                                             unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009, through April 30, 2010).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 11/1/2009	Ending account value 4/30/2010	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,140.22	$3.40	.64%
Class A -- assumed 5% return	1,000.00	1,021.62	3.21	.64
Class B -- actual return	1,000.00	1,135.47	7.47	1.41
Class B -- assumed 5% return	1,000.00	1,017.80	7.05	1.41
Class C -- actual return	1,000.00	1,135.08	7.78	1.47
Class C -- assumed 5% return	1,000.00	1,017.50	7.35	1.47
Class F-1 -- actual return	1,000.00	1,139.96	3.55	.67
Class F-1 -- assumed 5% return	1,000.00	1,021.47	3.36	.67
Class F-2 -- actual return	1,000.00	1,141.48	2.18	.41
Class F-2 -- assumed 5% return	1,000.00	1,022.76	2.06	.41
Class 529-A -- actual return	1,000.00	1,139.49	3.82	.72
Class 529-A -- assumed 5% return	1,000.00	1,021.22	3.61	.72
Class 529-B -- actual return	1,000.00	1,135.06	8.05	1.52
Class 529-B -- assumed 5% return	1,000.00	1,017.26	7.60	1.52
Class 529-C -- actual return	1,000.00	1,134.71	7.99	1.51
Class 529-C -- assumed 5% return	1,000.00	1,017.31	7.55	1.51
Class 529-E -- actual return	1,000.00	1,137.79	5.30	1.00
Class 529-E -- assumed 5% return	1,000.00	1,019.84	5.01	1.00
Class 529-F-1 -- actual return	1,000.00	1,140.98	2.65	.50
Class 529-F-1 -- assumed 5% return	1,000.00	1,022.32	2.51	.50
Class R-1 -- actual return	1,000.00	1,135.43	7.73	1.46
Class R-1 -- assumed 5% return	1,000.00	1,017.55	7.30	1.46
Class R-2 -- actual return	1,000.00	1,135.07	7.89	1.49
Class R-2 -- assumed 5% return	1,000.00	1,017.41	7.45	1.49
Class R-3 -- actual return	1,000.00	1,137.97	5.30	1.00
Class R-3 -- assumed 5% return	1,000.00	1,019.84	5.01	1.00
Class R-4 -- actual return	1,000.00	1,139.40	3.66	.69
Class R-4 -- assumed 5% return	1,000.00	1,021.37	3.46	.69
Class R-5 -- actual return	1,000.00	1,141.50	2.07	.39
Class R-5 -- assumed 5% return	1,000.00	1,022.86	1.96	.39
Class R-6 -- actual return	1,000.00	1,141.26	1.81	.34
Class R-6 -- assumed 5% return	1,000.00	1,023.11	1.71	.34

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through March 31, 2011. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee considered, among other things, the impact of current market conditions on the fund and CRMC. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its three balanced objectives: current income, growth of capital and conservation of principal. They compared the fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and market data such as relevant market indices, in each case as available at the time of the related board and committee meetings. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee concluded that although the fund’s net asset value per share had declined during the one-year period ended December 31, 2008, its long-term results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the advisory fees paid by clients of an affiliate of CRMC with investment mandates similar to those of the fund. They noted that, although the fees paid by those clients generally were lower than those paid by the fund, the differences appropriately reflected the significant investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information previously received regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and the termination of CRMC’s 10% advisory fee waiver effective December 31, 2008. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Results of meeting of shareholders held November 24, 2009

Shares outstanding (all classes) on record date (August 28, 2009):	681,002,261
Total shares voting on November 24, 2009:	471,071,254	(69.2% of shares outstanding)

Election of board members

Director*	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld

Louise H. Bryson	457,463,504	97.1%	13,607,750	2.9%
Mary Anne Dolan	457,536,535	97.1	13,534,719	2.9
James K. Dunton	457,487,512	97.1	13,583,742	2.9
James G. Ellis	457,372,546	97.1	13,698,708	2.9
Leonard R. Fuller	457,322,370	97.1	13,748,884	2.9
Joyce E. Gordon	457,577,709	97.1	13,493,545	2.9
William D. Jones	457,438,014	97.1	13,633,240	2.9
L. Daniel Jorndt	457,424,972	97.1	13,646,282	2.9
William H. Kling	457,281,273	97.1	13,789,981	2.9
John G. McDonald	457,286,123	97.1	13,785,131	2.9
Bailey Morris-Eck	457,448,833	97.1	13,622,421	2.9
Olin C. Robison	457,284,215	97.1	13,787,039	2.9
Steven B. Sample	457,366,668	97.1	13,704,586	2.9

	Votes for	Percent of outstanding shares voting for	Votes against	Percent of outstanding shares voting against	Votes abstaining		Percent of outstanding shares abstaining

To approve an Agreement and Plan of Reorganization	383,349,633	56.3%	10,200,933	1.5%	77,520,688	†	11.4%

	Votes for	Percent of shares voting for	Votes against	Percent of shares voting against	Votes abstaining		Percent of shares abstaining

To update the fund’s fundamental investment policies regarding:
Borrowing	381,847,919	81.0%	11,581,550	2.5%	77,641,785	†	16.5%
Issuance of senior securities	381,711,789	81.0	11,591,359	2.5	77,768,106	†	16.5
Underwriting	382,204,542	81.1	10,711,876	2.3	78,154,836	†	16.6
Investments in real estate or commodities	380,636,272	80.8	12,545,672	2.7	77,889,310	†	16.5
Lending	380,507,637	80.7	12,513,532	2.7	78,050,085	†	16.6
Industry concentration	382,342,333	81.1	10,655,112	2.3	78,073,809	†	16.6
Elimination of certain policies	380,192,445	80.7	11,973,253	2.5	78,905,556	†	16.8

To approve a policy allowing CRMC to appoint subsidiary advisers for the fund’s day-to-day investment management without additional shareholder approval	378,655,040	80.4	14,228,173	3.0	78,188,041	†	16.6

To approve amendments to the fund’s Investment Advisory and Service Agreement with CRMC	379,978,815	80.6	12,050,075	2.6	79,042,364	†	16.8

To approve a form of Subsidiary Agreement and appointment of one or more subsidiary advisers for the fund	378,937,317	80.4	13,519,012	2.9	78,614,925	†	16.7

To consider a shareholder proposal regarding genocide-free investing	43,764,571	10.8	341,346,405	84.3	19,819,784		4.9
(broker non-votes = 66,140,494)

*Martin Fenton and Richard G. Newman did not stand for election at the Meeting of Shareholders because they plan to retire in December 2010.
†Includes broker non-votes.

Other share class results
unaudited

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended March 31, 2010 (the most recent calendar quarter-end):
			10 years1/
	1 year	5 years	Life of class
Class B shares2
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares are
sold within six years of purchase	35.29%	1.72%	4.31%
Not reflecting CDSC	40.29	2.06	4.31

Class C shares — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	39.29	2.01	3.45
Not reflecting CDSC	40.29	2.01	3.45

Class F-1 shares3 — first sold 3/15/01
Not reflecting annual asset-based fee charged by
sponsoring firm	41.39	2.82	4.25

Class F-2 shares3 — first sold 8/5/08
Not reflecting annual asset-based fee charged by
sponsoring firm	41.70	—	–0.58

Class 529-A shares4 — first sold 2/19/02
Reflecting 5.75% maximum sales charge	33.23	1.56	3.49
Not reflecting maximum sales charge	41.32	2.77	4.25

Class 529-B shares2,4 — first sold 2/19/02
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	35.23	1.60	3.39
Not reflecting CDSC	40.23	1.94	3.39

Class 529-C shares4 — first sold 2/20/02
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	39.20	1.94	3.26
Not reflecting CDSC	40.20	1.94	3.26

Class 529-E shares3,4 — first sold 3/7/02	40.91	2.46	3.08

Class 529-F-1 shares3,4 — first sold 9/17/02
Not reflecting annual asset-based fee charged by
sponsoring firm	41.56	2.97	6.25

1Applicable to Class B shares only. All other share classes reflect results for the life of the class.
2These shares are not available for purchase.
3These shares are sold without any initial or contingent deferred sales charge.
4Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 24 to 29 for details that include expense ratios for all share classes.

For information regarding the differences among the various share classes, refer to the fund’s prospectus.

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete April 30, 2010, portfolio of American Mutual Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American Mutual Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Mutual Fund, but it also may be used as sales literature when preceded or accompanied by the current summary prospectus or prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2010, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

What makes American Funds different?

For nearly 80 years, we have followed a consistent philosophy to benefit our investors. Our 30 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system

Our unique approach to portfolio management, developed more than 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 26 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
>	American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced fund
American Balanced Fund®

•Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market FundSM

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. MFGESR-903-0610P

Litho in USA BBC/ALD/8079-S20692

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American Mutual Fund®
Investment portfolio

April 30, 2010
unaudited

Common stocks — 86.84%	Shares	Value (000)

ENERGY — 9.59%
Apache Corp.	483,400	$49,191
Baker Hughes Inc.	2,997,619	149,161
Chevron Corp.	2,238,911	182,337
ConocoPhillips	4,777,900	282,804
Devon Energy Corp.	1,925,000	129,610
EOG Resources, Inc.	588,600	65,994
Halliburton Co.	800,000	24,520
Hess Corp.	622,200	39,541
Marathon Oil Corp.	5,353,600	172,118
Royal Dutch Shell PLC, Class A (ADR)	5,076,000	318,519
Schlumberger Ltd.	880,400	62,878
Spectra Energy Corp	3,930,500	91,738
Sunoco, Inc.	500,000	16,390
		1,584,801

MATERIALS — 3.35%
Air Products and Chemicals, Inc.	2,467,300	189,439
Dow Chemical Co.	1,292,300	39,842
E.I. du Pont de Nemours and Co.	690,000	27,490
International Paper Co.	1,250,000	33,425
MeadWestvaco Corp.	5,409,864	146,986
Monsanto Co.	220,700	13,917
Praxair, Inc.	1,222,300	102,392
		553,491

INDUSTRIALS — 15.71%
3M Co.	2,013,700	178,555
Avery Dennison Corp.	805,000	31,419
Boeing Co.	2,585,000	187,232
CSX Corp.	3,904,500	218,847
Eaton Corp.	400,000	30,864
Emerson Electric Co.	1,300,000	67,899
General Dynamics Corp.	945,000	72,160
General Electric Co.	8,417,500	158,754
Illinois Tool Works Inc.	850,000	43,435
Lockheed Martin Corp.	1,905,000	161,715
Manpower Inc.	220,000	12,342
Norfolk Southern Corp.	1,575,200	93,457
Northrop Grumman Corp.	200,000	13,566
Pentair, Inc.	1,800,000	65,088
Pitney Bowes Inc.	4,166,900	105,839
Precision Castparts Corp.	314,000	40,299
R.R. Donnelley & Sons Co.	6,212,657	133,510
Rockwell Automation	1,250,000	75,900
Southwest Airlines Co.	4,450,000	58,651
Union Pacific Corp.	2,873,400	217,401
United Parcel Service, Inc., Class B	2,450,000	169,393
United Technologies Corp.	4,130,000	309,544
Waste Management, Inc.	4,345,000	150,685
		2,596,555

CONSUMER DISCRETIONARY — 8.62%
Carnival Corp., units	655,000	27,313
Comcast Corp., Class A, special nonvoting shares	1,500,000	28,275
Darden Restaurants, Inc.	3,800,000	170,050
Harley-Davidson, Inc.	2,408,000	81,463
Home Depot, Inc.	6,090,000	214,673
Johnson Controls, Inc.	3,175,000	106,648
Lowe’s Companies, Inc.	2,000,000	54,240
Mattel, Inc.	1,500,000	34,575
McDonald’s Corp.	1,200,000	84,708
News Corp., Class A	3,850,000	59,367
Staples, Inc.	2,550,000	60,002
Target Corp.	1,790,000	101,797
Time Warner Cable Inc.	1,235,509	69,497
Time Warner Inc.	4,002,666	132,408
VF Corp.	1,150,000	99,383
YUM! Brands, Inc.	2,340,000	99,263
		1,423,662

CONSUMER STAPLES — 6.40%
Avon Products, Inc.	2,990,000	96,667
Coca-Cola Co.	850,000	45,432
Colgate-Palmolive Co.	637,500	53,614
ConAgra Foods, Inc.	950,000	23,246
General Mills, Inc.	750,000	53,385
H.J. Heinz Co.	600,000	28,122
Kellogg Co.	1,685,600	92,607
Kimberly-Clark Corp.	2,140,000	131,096
Kraft Foods Inc., Class A	9,235,000	273,356
PepsiCo, Inc.	2,585,000	168,594
Procter & Gamble Co.	310,000	19,270
Sara Lee Corp.	3,873,000	55,074
Wal-Mart Stores, Inc.	320,000	17,168
		1,057,631

HEALTH CARE — 8.77%
Abbott Laboratories	4,179,600	213,828
Amgen Inc.1	630,000	36,137
Bristol-Myers Squibb Co.	4,662,500	117,915
Cardinal Health, Inc.	1,305,000	45,270
Eli Lilly and Co.	3,355,000	117,324
Johnson & Johnson	600,000	38,580
Medtronic, Inc.	2,452,000	107,128
Merck & Co., Inc.	14,403,160	504,687
Novartis AG (ADR)	2,030,000	103,226
Pfizer Inc	9,895,000	165,444
		1,449,539

FINANCIALS — 3.37%
Allstate Corp.	700,000	22,869
Arthur J. Gallagher & Co.	1,887,331	49,580
Bank of America Corp.	3,537,933	63,081
Bank of New York Mellon Corp.	3,456,000	107,585
JPMorgan Chase & Co.	3,913,000	166,616
Lincoln National Corp.	413,300	12,643
Marsh & McLennan Companies, Inc.	1,510,000	36,572
Travelers Companies, Inc.	1,000,000	50,740
U.S. Bancorp	1,750,000	46,848
		556,534

INFORMATION TECHNOLOGY — 14.21%
Analog Devices, Inc.	1,215,000	36,365
Automatic Data Processing, Inc.	2,000,000	86,720
Cisco Systems, Inc.1	1,950,000	52,494
Google Inc., Class A1	161,000	84,596
Hewlett-Packard Co.	4,320,000	224,510
Intel Corp.	9,423,000	215,127
International Business Machines Corp.	2,810,000	362,490
KLA-Tencor Corp.	672,000	22,888
Linear Technology Corp.	3,845,000	115,581
Maxim Integrated Products, Inc.	4,930,000	95,741
Microchip Technology Inc.	3,238,925	94,609
Microsoft Corp.	16,849,198	514,574
Nokia Corp. (ADR)1	1,940,000	23,590
Oracle Corp.	6,815,000	176,100
Paychex, Inc.	1,000,000	30,600
QUALCOMM Inc.	800,000	30,992
SAP AG (ADR)	1,031,000	48,921
Texas Instruments Inc.	4,100,000	106,641
Xilinx, Inc.	1,008,400	25,997
		2,348,536

TELECOMMUNICATION SERVICES — 5.75%
AT&T Inc.	22,452,297	585,107
CenturyTel, Inc.	8,347,822	284,744
Verizon Communications Inc.	2,800,000	80,892
		950,743

UTILITIES — 7.24%
Ameren Corp.	3,598,680	93,422
American Electric Power Co., Inc.	1,435,000	49,220
Dominion Resources, Inc.	2,900,000	121,220
DTE Energy Co.	750,000	36,128
Duke Energy Corp.	3,800,000	63,764
Exelon Corp.	3,893,720	169,727
FirstEnergy Corp.	2,552,900	96,678
PPL Corp.	3,003,900	74,377
Progress Energy, Inc.	2,346,900	93,688
Public Service Enterprise Group Inc.	2,575,000	82,735
Questar Corp.	3,000,000	143,850
Southern Co.	2,000,000	69,120
Xcel Energy Inc.	4,745,000	103,204
		1,197,133

MISCELLANEOUS — 3.83%
Other common stocks in initial period of acquisition		632,708

Total common stocks (cost: $12,278,273,000)		14,351,333

Preferred stocks — 2.00%	Shares

FINANCIALS — 2.00%
JPMorgan Chase & Co., Series I, 7.90%2	107,631,000	113,416
PNC Financial Services Group, Inc., Series K, 8.25%2	10,415,000	11,159
PNC Preferred Funding Trust III 8.70%2,3	35,900,000	38,004
Wachovia Capital Trust III 5.80%2	27,846,000	24,365
Wells Fargo & Co., Series K, 7.98%2	135,051,000	143,154

Total preferred stocks (cost: $285,735,000)		330,098

Convertible securities — 0.27%

CONSUMER DISCRETIONARY — 0.02%
Johnson Controls, Inc. 11.50% convertible preferred 2012, units	22,000	3,721

FINANCIALS — 0.25%
SLM Corp., Series C, 7.25% convertible preferred 2010	61,000	40,504

Total convertible securities (cost: $29,090,000)		44,225

	Principal amount
Bonds & notes — 5.21%	(000)

ENERGY — 0.12%
Apache Corp. 6.00% 2013	$5,000	5,617
Enbridge Energy Partners, LP 5.35% 2014	5,075	5,457
Kinder Morgan Energy Partners LP 6.75% 2011	4,000	4,187
Shell International Finance BV 4.00% 2014	5,000	5,303
		20,564

INDUSTRIALS — 0.23%
Burlington Northern Santa Fe Corp. 6.75% 2011	8,442	8,941
Honeywell International Inc. 3.875% 2014	3,400	3,586
Norfolk Southern Corp. 8.625% 2010	5,000	5,011
Northrop Grumman Corp. 7.75% 2016	4,420	5,403
PACCAR Inc, Series A, 6.375% 2012	5,000	5,423
PACCAR Inc, Series A, 6.875% 2014	5,000	5,747
Union Pacific Corp. 5.125% 2014	3,830	4,147
		38,258

CONSUMER DISCRETIONARY — 1.19%
AOL Time Warner Inc. 6.875% 2012	8,436	9,288
Black & Decker Corp. 8.95% 2014	18,000	21,874
Comcast Cable Communications, Inc. 6.75% 2011	4,335	4,516
Hasbro, Inc. 6.125% 2014	3,750	4,167
News America Inc. 6.90% 2019	3,155	3,636
Staples, Inc. 7.75% 2011	9,380	9,909
Staples, Inc. 9.75% 2014	101,450	124,366
Time Warner Cable Inc. 6.20% 2013	3,985	4,444
Time Warner Inc. 5.50% 2011	13,875	14,718
		196,918

CONSUMER STAPLES — 0.27%
Avon Products, Inc. 5.625% 2014	5,000	5,529
ConAgra Foods, Inc. 5.875% 2014	5,000	5,559
CVS Caremark Corp. 1.754% 20102	21,055	21,154
CVS Caremark Corp. 6.60% 2019	2,665	3,046
Kraft Foods Inc. 2.625% 2013	2,555	2,614
Safeway Inc. 6.25% 2014	5,900	6,618
		44,520

HEALTH CARE — 0.10%
Aetna Inc. 5.75% 2011	1,962	2,056
Aetna Inc. 7.875% 2011	435	459
Cardinal Health, Inc. 5.65% 2012	2,800	2,995
Pfizer Inc 4.45% 2012	5,000	5,297
UnitedHealth Group Inc. 0.451% 20102	50	50
WellPoint, Inc. 5.00% 2011	5,000	5,140
		15,997

FINANCIALS — 1.31%
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	5,000	5,494
American Express Bank 5.55% 2012	28,250	30,464
American Express Centurion Bank 5.55% 2012	18,870	20,349
Bank of America Corp. 4.25% 2010	2,540	2,575
Bank of America Corp. 4.375% 2010	24,110	24,595
Bank of America Corp. 4.50% 2010	4,975	5,019
Bank of America Corp. 6.50% 2016	5,000	5,400
Citigroup Inc. 6.125% 2017	5,000	5,203
ERP Operating LP 5.50% 2012	1,950	2,098
ERP Operating LP 6.584% 2015	3,500	3,889
ERP Operating LP 5.125% 2016	2,400	2,501
ERP Operating LP 5.375% 2016	13,404	14,156
ERP Operating LP 5.75% 2017	39,855	42,801
ERP Operating LP 7.125% 2017	5,000	5,541
JPMorgan Chase & Co. 4.75% 2013	5,000	5,343
Kimco Realty Corp., Series C, 4.82% 2014	5,000	5,171
MetLife Global Funding 5.125% 20143	3,000	3,248
Metropolitan Life Global Funding I, 5.125% 20133	1,665	1,793
New York Life Global Funding 2.25% 20123	5,000	5,100
PNC Funding Corp. 0.538% 20142	5,000	4,812
Simon Property Group, LP 6.75% 2014	7,000	7,830
UDR, Inc., Series A, 5.25% 2015	5,000	5,086
Westfield Group 5.75% 20153	7,000	7,576
		216,044

INFORMATION TECHNOLOGY — 0.09%
KLA-Tencor Corp. 6.90% 2018	13,700	15,174

TELECOMMUNICATION SERVICES — 0.21%
AT&T Inc. 4.85% 2014	5,000	5,427
Telecom Italia Capital SA 6.175% 2014	5,000	5,376
Verizon Communications Inc. 5.55% 2014	5,000	5,510
Verizon Communications Inc. 8.50% 2018	15,000	19,008
		35,321

UTILITIES — 0.17%
FirstEnergy Solutions Corp. 4.80% 2015	3,000	3,108
FPL Group Capital, Inc. 7.875% 2015	20,000	24,403
		27,511

MORTGAGE-BACKED OBLIGATIONS4 — 0.93%
DEPFA ACS Bank 4.75% 2010	3,980	4,047
Fannie Mae 4.50% 2023	15,850	16,501
Fannie Mae 4.00% 2024	22,454	22,879
Fannie Mae 4.00% 2024	22,406	22,864
Fannie Mae 4.50% 2024	45,008	46,828
Fannie Mae 4.00% 2025	15,000	15,283
Fannie Mae 5.00% 2039	23,754	24,622
		153,024

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 0.59%
Fannie Mae 2.50% 2014	25,775	26,062
Freddie Mac 1.75% 2012	25,240	25,537
U.S. Treasury 1.125% 2011	5,000	5,030
U.S. Treasury 4.25% 2013	10,000	10,851
U.S. Treasury 3.25% 2016	10,000	10,229
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc., Series 1, 1.50% 2011	10,000	10,101
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.625% 2012	10,000	10,286
		98,096

Total bonds & notes (cost: $777,779,000)		861,427

Short-term securities — 5.55%

Abbott Laboratories 0.18% due 5/10/20103	38,300	38,298
Coca-Cola Co. 0.22%–0.24% due 5/10–7/13/20103	64,400	64,391
Fannie Mae 0.15%–0.25% due 5/10–9/20/2010	114,700	114,655
Federal Farm Credit Banks 0.23% due 8/23/2010	25,000	24,983
Federal Home Loan Bank 0.13%–0.19% due 5/3–7/28/2010	240,200	240,135
Freddie Mac 0.183%–0.33% due 5/4–9/15/2010	123,820	123,773
General Electric Capital Corp. 0.22%–0.25% due 6/16–7/1/2010	93,300	93,268
Hewlett-Packard Co. 0.20% due 5/10/20103	50,000	49,997
JPMorgan Chase & Co. 0.21% due 5/13/2010	40,000	39,997
Procter & Gamble International Funding S.C.A. 0.19% due 5/21/20103	16,800	16,798
U.S. Treasury Bills 0.14%–0.338% due 5/6–8/26/2010	111,100	111,061

Total short-term securities (cost: $917,305,000)		917,356

Total investment securities (cost: $14,288,182,000)		$16,504,439
Other assets less liabilities		22,178

Net assets		$16,526,617

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Coupon rate may change periodically.
3Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $225,205,000, which represented 1.36% of the net assets of the fund.
4Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Key to abbreviation

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-903-0610O-S21497

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN MUTUAL FUND, INC.

By /s/ James K. Dunton
James K. Dunton, Vice Chairman and Principal Executive Officer

Date: June 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James K. Dunton
James K. Dunton, Vice Chairman and Principal Executive Officer

Date: June 30, 2010

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: June 30, 2010